Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	390,070,063	390,070,063	390,070,063
Common stock, shares issued	15,123,995	14,963,995	13,810,811
Common stock, shares outstanding	15,123,995	14,963,995	13,810,811
Temporary Equity, Shares Authorized	336,276,214	336,276,214
Temporary Equity, Shares Outstanding	294,636,237	294,636,237
Temporary Equity, Liquidation Preference	$ 134,087	$ 134,087
Series A Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	145,560,097	145,560,097	145,560,097
Temporary Equity, Shares Issued	119,744,594	119,744,594	119,744,594
Temporary Equity, Shares Outstanding	119,744,594	119,744,594	119,744,594
Temporary Equity, Liquidation Preference	$ 46,900	$ 46,900	$ 46,900
Series B Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	114,646,041	114,646,041	114,646,041
Temporary Equity, Shares Issued	105,154,241	105,154,241	105,154,241
Temporary Equity, Shares Outstanding	105,154,241	105,154,241	105,154,241
Temporary Equity, Liquidation Preference	$ 51,400	$ 51,400	$ 51,400
Series C Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	76,070,076	76,070,076	76,070,076
Temporary Equity, Shares Issued	69,737,402	69,737,402	69,737,402
Temporary Equity, Shares Outstanding	69,737,402	69,737,402	69,737,402
Temporary Equity, Liquidation Preference	$ 35,800	$ 35,800	$ 35,800